Supplement to the
Spartan® U.S. Bond Index Fund
Investor Class and Fidelity Advantage® Class
October 30, 2014
Prospectus

The following information replaces similar information for Alan Bembenek found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Jay Small (co-manager) has managed the fund since April 2015.

The following information replaces the biographical information for Alan Bembenek found in the "Fund Management" section on page 27.

Jay Small is co-manager of the fund, which he has managed since April 2015. He also manages other funds. Prior to joining Fidelity Investments in 2010 as a corporate bond trader, Mr. Small worked as a corporate bond trader at 40/86 Advisors (formerly known as Conseco Capital Management, Inc.) from 2007 to 2010.

UBI-15-01  May 1, 2015
1.479318.124

Supplement to the
Spartan® U.S. Bond Index Fund
Class F
October 30, 2014
Prospectus

The following information replaces similar information for Alan Bembenek found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Jay Small (co-manager) has managed the fund since April 2015.

The following information replaces the biographical information for Alan Bembenek found in the "Fund Management" section on page 19.

Jay Small is co-manager of the fund, which he has managed since April 2015. He also manages other funds. Prior to joining Fidelity Investments in 2010 as a corporate bond trader, Mr. Small worked as a corporate bond trader at 40/86 Advisors (formerly known as Conseco Capital Management, Inc.) from 2007 to 2010.

UBI-F-15-01  May 1, 2015
1.924940.105

Supplement to the
Spartan® U.S. Bond Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
October 30, 2014
Prospectus

The following information replaces similar information for Alan Bembenek found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Jay Small (co-manager) has managed the fund since April 2015.

The following information replaces the biographical information for Alan Bembenek found in the "Fund Management" section on page 21.

Jay Small is co-manager of the fund, which he has managed since April 2015. He also manages other funds. Prior to joining Fidelity Investments in 2010 as a corporate bond trader, Mr. Small worked as a corporate bond trader at 40/86 Advisors (formerly known as Conseco Capital Management, Inc.) from 2007 to 2010.

UII-UDV-15-01  May 1, 2015
1.929869.103